Quarterly Holdings Report
for
Fidelity® SAI Low Duration Bond Fund
November 30, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
LDI-NPRT1-0125
1.9899559.104
Asset-Backed Securities - 22.7%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.7%
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 0% 1/20/2037 (b)(c)(d)	15,576,000	15,576,000
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.8763% 7/23/2036 (b)(c)(d)	25,000,000	25,046,150
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 0% 1/20/2037 (b)(c)(d)	11,685,000	11,685,000
TOTAL BAILIWICK OF JERSEY		52,307,150
CANADA - 0.1%
Chesapeake Funding II LLC Series 2021-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.3445%, 5.1501% 4/15/2033 (b)(c)(d)	111,967	111,966
Chesapeake Funding II LLC Series 2023-1A Class A1, 5.65% 5/15/2035 (b)	7,461,412	7,503,017
Chesapeake Funding II LLC Series 2023-2A Class A1, 6.16% 10/15/2035 (b)	1,489,304	1,509,889
TOTAL CANADA		9,124,872
GRAND CAYMAN (UK OVERSEAS TER) - 2.9%
Aimco Clo 12 Ltd Series 2022-12A Class AR, CME Term SOFR 3 month Index + 1.17%, 5.8175% 1/17/2032 (b)(c)(d)	11,922,062	11,945,906
Ares Lii Clo Ltd Series 2021-52A Class A1R, CME Term SOFR 3 month Index + 1.3116%, 5.9432% 4/22/2031 (b)(c)(d)	6,919,153	6,936,451
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.9259% 10/15/2032 (b)(c)(d)	7,166,000	7,176,011
Ares XXXIV CLO Ltd Series 2024-2A Class AR3, CME Term SOFR 3 month Index + 1.32%, 5.9675% 4/17/2033 (b)(c)(d)	26,524,000	26,583,812
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 5.6277% 7/18/2034 (b)(c)(d)	19,000,000	19,000,000
Cent Clo 21 Ltd/Cent Clo 21 Corp Series 2021-21A Class A1R3, CME Term SOFR 3 month Index + 1.2316%, 5.8488% 7/27/2030 (b)(c)(d)	338,523	338,515
Dryden 104 Clo Ltd / Dryden 104 Clo LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.811% 8/20/2034 (b)(c)(d)	11,316,000	11,343,136
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 0% 7/15/2035 (b)(c)(d)	17,693,000	17,693,000
Dryden 86 Clo Ltd / Dryden 86 Clo LLC Series 2021-86A Class A1R, CME Term SOFR 3 month Index + 1.3616%, 6.0091% 7/17/2034 (b)(c)(d)	4,908,000	4,916,908
Flatiron Clo 28 Ltd / Flatiron Clo 28 LLC Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 6.5866% 7/15/2036 (b)(c)(d)	21,514,000	21,579,273
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.9059% 7/15/2036 (b)(c)(d)	17,992,000	18,025,213
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 month Index + 1.05%, 5.6973% 4/15/2030 (b)(c)(d)	3,710,376	3,712,045
Palmer Square Loan Funding Ltd / Palmer Square Loan Funding LLC Series 2022-2A Class A1, CME Term SOFR 3 month Index + 1.27%, 5.9259% 10/15/2030 (b)(c)(d)	5,343,586	5,353,782
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.45% 1/15/2033 (b)(c)(d)(e)	3,480,000	3,480,000
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 5.6023% 8/8/2032 (b)(c)(d)	11,107,300	11,119,285
Palmer Square Loan Funding Ltd Series 2024-3A Class A1AR, CME Term SOFR 3 month Index + 1.1%, 5.7559% 4/15/2031 (b)(c)(d)	10,360,364	10,371,854
Rr 16 Ltd Series 2021-16A Class A1, CME Term SOFR 3 month Index + 1.3716%, 6.0275% 7/15/2036 (b)(c)(d)	7,999,000	8,013,902
Symphony Clo Xxi Ltd Series 2021-21A Class AR, CME Term SOFR 3 month Index + 1.3216%, 5.9775% 7/15/2032 (b)(c)(d)	7,752,889	7,758,843
Symphony Clo Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.2816%, 5.9375% 1/15/2034 (b)(c)(d)	9,017,728	9,029,993
TCI-Flatiron CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.2216%, 5.707% 11/18/2030 (b)(c)(d)	2,023,714	2,026,215
TCI-Symphony CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.1916%, 5.8475% 7/15/2030 (b)(c)(d)	6,602,741	6,612,817
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.8674% 4/20/2035 (b)(c)(d)	13,911,000	13,920,418
Voya CLO Ltd Series 2021-1A Class A1R, CME Term SOFR 3 month Index + 1.2116%, 5.8591% 4/17/2030 (b)(c)(d)	2,393,751	2,395,187
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		229,332,566
UNITED STATES - 19.0%
Affirm Asset Securitization Trust Series 2024-X1 Class A, 6.27% 5/15/2029 (b)	1,488,954	1,493,951
Affirm Asset Securitization Trust Series 2024-X2 Class A, 5.22% 12/17/2029 (b)	20,695,000	20,701,674
Ally Auto Receivables Trust Series 2022-2 Class A3, 4.76% 5/17/2027	7,511,328	7,512,911
Ally Auto Receivables Trust Series 2024-1 Class A2, 5.32% 1/15/2027	13,007,576	13,023,157
American Express Credit Account Master Trust Series 2022-3 Class A, 3.75% 8/15/2027	20,000,000	19,886,222
Ari Fleet Lease Trust 2024-B Series 2024-B Class A2, 5.54% 4/15/2033 (b)	1,615,000	1,627,123
ARI Fleet Lease Trust Series 2024-A Class A2, 5.3% 11/15/2032 (b)	12,866,000	12,915,090
BMW Vehicle Lease Trust Series 2023-1 Class A3, 5.16% 11/25/2025	7,018,035	7,023,648
BMW Vehicle Lease Trust Series 2023-2 Class A3, 5.99% 9/25/2026	12,000,000	12,085,506
BMW Vehicle Lease Trust Series 2024-1 Class A2A, 5.1% 7/27/2026	9,177,716	9,195,058
BMW Vehicle Owner Trust Series 2022-A Class A3, 3.21% 8/25/2026	971,169	965,766
BMW Vehicle Owner Trust Series 2023-A Class A2A, 5.72% 4/27/2026	4,235,579	4,242,412
Bofa Auto Trust Series 2024-1A Class A2, 5.57% 12/15/2026 (b)	11,422,193	11,462,868
Capital One Multi-Asset Execution Trust Series 2022-A2 Class A, 3.49% 5/15/2027	20,000,000	19,892,108
Capital One Multi-Asset Execution Trust Series 2022-A3 Class A, 4.95% 10/15/2027	20,829,000	20,902,360
Capital One Prime Auto Receivables Trust 2023-1 Series 2023-1 Class A2, 5.2% 5/15/2026	1,525,552	1,525,935
Capital One Prime Auto Receivables Trust Series 2024-1 Class A2A, 4.61% 10/15/2027	19,620,000	19,627,581
Carmax Auto Owner Trust Series 2021-3 Class A3, 0.55% 6/15/2026	3,672,079	3,637,146
CarMax Auto Owner Trust Series 2023-2 Class A2A, 5.5% 6/15/2026	3,065,998	3,069,067
CarMax Auto Owner Trust Series 2023-4 Class A2A, 6.08% 12/15/2026	6,968,597	6,998,040
CarMax Auto Owner Trust Series 2024-1 Class A2A, 5.3% 3/15/2027	10,489,585	10,513,813
CarMax Auto Owner Trust Series 2024-2 Class A2A, 5.65% 5/17/2027	17,840,008	17,928,812
CarMax Auto Owner Trust Series 2024-3 Class A2A, 5.21% 9/15/2027	16,330,000	16,395,924
Carmax Auto Owner Trust Series 2024-4 Class A2A, 4.67% 12/15/2027	14,375,000	14,390,854
CarMax Select Receivables Trust Series 2024-A Class A2A, 5.78% 9/15/2027	1,141,000	1,147,287
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	1,076,436	1,061,028
Chase Auto Owner Trust Series 2024-1A Class A2, 5.48% 4/26/2027 (b)	8,716,379	8,745,017
Chase Auto Owner Trust Series 2024-3A Class A2, 5.53% 9/27/2027 (b)	9,791,741	9,837,392
Chase Auto Owner Trust Series 2024-4A Class A2, 5.25% 9/27/2027 (b)	18,482,000	18,547,768
Citizens Auto Receivables Trust Series 2024-1 Class A2A, 5.43% 10/15/2026 (b)	10,430,764	10,452,681
Citizens Auto Receivables Trust Series 2024-2 Class A2A, 5.54% 11/16/2026 (b)	14,309,557	14,353,291
Daimler Trucks Retail Trust Series 2023-1 Class A2, 6.03% 9/15/2025	1,417,284	1,418,900
Daimler Trucks Retail Trust Series 2024-1 Class A2, 5.6% 4/15/2026	24,910,786	24,980,379
Dell Equip Fin Trust Series 2024-2 Class A2, 4.69% 8/22/2030 (b)	13,261,000	13,274,717
Dell Equipment Finance Trust Series 2023-1 Class A3, 5.65% 9/22/2028 (b)	11,596,497	11,638,621
Dell Equipment Finance Trust Series 2023-2 Class A2, 5.84% 1/22/2029 (b)	2,247,555	2,250,390
Dell Equipment Finance Trust Series 2023-3 Class A2, 6.1% 4/23/2029 (b)	6,557,758	6,582,027
Dell Equipment Finance Trust Series 2024-1 Class A2, 5.58% 3/22/2030 (b)	15,034,000	15,089,137
Discover Card Execution Note Trust Series 2022-A1 Class A1, 1.96% 2/15/2027	18,000,000	17,900,453
Discover Card Execution Note Trust Series 2022-A3 Class A3, 3.56% 7/15/2027	18,430,000	18,312,612
DLLAA Series 2023-1A Class A2, 5.93% 7/20/2026 (b)	828,606	831,879
DLLAD Series 2023-1A Class A2, 5.19% 4/20/2026 (b)	2,501,620	2,503,524
DLLAD Series 2024-1A Class A2, 5.5% 8/20/2027 (b)	7,756,000	7,799,009
DLLMT Series 2023-1A Class A2, 5.78% 11/20/2025 (b)	3,574,951	3,580,969
DLLST Series 2024-1A Class A2, 5.33% 1/20/2026 (b)	7,376,156	7,389,192
Drive Auto Receivables Trust Series 2024-1 Class A2, 5.83% 12/15/2026	3,296,761	3,300,990
EFF Series 2021-2 Class A2, 0.48% 5/20/2027 (b)	8,659	8,637
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (b)	727,419	725,550
Enterprise Fleet Financing LLC Series 2023-1 Class A2, 5.51% 1/22/2029 (b)	5,476,718	5,500,861
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	3,832,920	3,900,581
Enterprise Fleet Financing LLC Series 2024-1 Class A2, 5.23% 3/20/2030 (b)	14,773,406	14,865,832
Enterprise Fleet Financing LLC Series 2024-3 Class A2, 5.31% 4/20/2027 (b)	13,414,000	13,498,468
Enterprise Fleet Financing LLC Series 2024-4 Class A2, 4.69% 7/20/2027 (b)	22,735,000	22,734,952
Enterprise Fleet Financing Series 2024-2 Class A2, 5.74% 12/20/2026 (b)	3,535,000	3,565,482
Ford Credit Auto Lease Trust Series 2023-B Class A2A, 5.9% 2/15/2026	2,094,891	2,096,440
Ford Credit Auto Lease Trust Series 2024-A Class A2A, 5.24% 7/15/2026	7,125,611	7,137,852
Ford Credit Auto Owner Trust Series 2018-1 Class A, 3.19% 7/15/2031 (b)	4,515,000	4,505,788
Ford Credit Auto Owner Trust Series 2020-1 Class A, 2.04% 8/15/2031 (b)	13,000,000	12,928,003
Ford Credit Auto Owner Trust Series 2020-2 Class A, 1.06% 4/15/2033 (b)	24,000,000	23,261,050
Ford Credit Auto Owner Trust Series 2020-2 Class B, 1.49% 4/15/2033 (b)	10,000,000	9,696,141
Ford Credit Auto Owner Trust Series 2023-B Class A2A, 5.57% 6/15/2026	7,142,632	7,154,665
Ford Credit Auto Owner Trust Series 2024-D Class A2A, 4.59% 10/15/2027	12,860,000	12,869,744
Fordo 2022-B A2b Series 2022-B Class A3, 3.74% 9/15/2026	3,561,785	3,549,923
FORDO Series 2024-B Class A2A, 5.4% 4/15/2027	15,651,000	15,722,664
GM Financial Automobile Leasing Trust Series 2023-1 Class A3, 5.16% 4/20/2026	12,020,930	12,036,359
GM Financial Consumer Automobile Receivables Trust Series 2022-2 Class A3, 3.1% 2/16/2027	10,053,324	9,980,009
GM Financial Consumer Automobile Receivables Trust Series 2023-1 Class A2A, 5.19% 3/16/2026	203,487	203,531
GM Financial Consumer Automobile Receivables Trust Series 2023-2 Class A2A, 5.1% 5/18/2026	1,685,541	1,686,060
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A2A, 5.74% 9/16/2026	5,092,200	5,103,255
Gm Financial Consumer Automobile Receivables Trust Series 2024-1 Class A2A, 5.12% 2/16/2027	8,570,631	8,586,759
Gm Financial Consumer Automobile Receivables Trust Series 2024-2 Class A2A, 5.33% 3/16/2027	12,337,568	12,376,347
Gm Financial Leasing Trust 2024-1 Series 2024-1 Class A2A, 5.18% 6/22/2026	13,939,280	13,969,191
Gm Financial Leasing Trust Series 2023-3 Class A2A, 5.58% 1/20/2026	5,618,287	5,626,219
Gm Finl Consumer Automobile Receivables Trust Series 2024-4 Class A2A, 4.53% 10/18/2027	16,386,000	16,383,283
Gmf Floorplan Owner Revolving Tr Series 2024-1A Class A2, U.S. 30-Day Avg. SOFR Index + 0.75%, 5.5556% 3/15/2029 (b)(c)(d)	16,000,000	16,087,083
Gmf Floorplan Owner Revolving Tr Series 2024-3A Class A1, 4.68% 11/15/2028 (b)	19,600,000	19,598,350
Honda Auto Receivables 2023-3 Owner Tr Series 2023-3 Class A2, 5.71% 3/18/2026	5,000,880	5,011,611
Honda Auto Receivables Owner Trust Series 2023-1 Class A2, 5.22% 10/21/2025	316,944	317,004
Honda Auto Receivables Owner Trust Series 2023-2 Class A2, 5.41% 4/15/2026	5,733,460	5,741,896
Honda Auto Receivables Owner Trust Series 2023-4 Class A2, 5.87% 6/22/2026	8,445,006	8,477,992
Honda Auto Receivables Series 2024-2 Class A2, 5.48% 11/18/2026	18,213,000	18,288,986
HPEFS Equipment Trust Series 2024-1A Class A2, 5.38% 5/20/2031 (b)	19,216,168	19,242,521
HPEFS Equipment Trust Series 2024-2A Class A2, 5.5% 10/20/2031 (b)	10,925,000	10,981,701
Huntington Auto Trust Series 2024-1A Class A2, 5.5% 3/15/2027 (b)	12,246,144	12,281,911
Hyundai Auto Lease Securitization Trust Series 2023-B Class A3, 5.15% 6/15/2026 (b)	746,520	747,468
Hyundai Auto Lease Securitization Trust Series 2023-C Class A2A, 5.85% 3/16/2026 (b)	8,822,673	8,847,180
Hyundai Auto Lease Securitization Trust Series 2023-C Class A3, 5.8% 12/15/2026 (b)	29,000,000	29,266,458
Hyundai Auto Lease Securitization Trust Series 2024-A Class A2A, 5.15% 6/15/2026 (b)	8,650,060	8,667,068
Hyundai Auto Lease Securitization Trust Series 2024-B Class A2A, 5.51% 10/15/2026 (b)	17,081,499	17,151,706
Hyundai Auto Receivables Trust Series 2023-A Class A2A, 5.19% 12/15/2025	187,546	187,584
Hyundai Auto Receivables Trust Series 2023-B Class A2A, 5.77% 5/15/2026	4,411,008	4,420,145
Hyundai Auto Receivables Trust Series 2023-C Class A2A, 5.8% 1/15/2027	7,386,676	7,417,710
Hyundai Auto Receivables Trust Series 2024-A Class A2A, 5.29% 4/15/2027	12,407,123	12,443,929
Hyundai Auto Receivables Trust Series 2024-C Class A2A, 4.53% 9/15/2027	15,930,000	15,925,731
John Deere Owner Trust Series 2023-B Class A2, 5.59% 6/15/2026	5,204,822	5,211,885
John Deere Owner Trust Series 2023-C Class A2, 5.76% 8/17/2026	7,545,841	7,566,180
John Deere Owner Trust Series 2024-A Class A2A, 5.19% 2/16/2027	22,239,543	22,298,171
John Deere Owner Trust Series 2024-C Class A2B, U.S. 30-Day Avg. SOFR Index + 0.43%, 5.2283% 8/16/2027 (c)(d)	17,025,000	17,052,964
Juniper Valley Park CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.8674% 7/20/2036 (b)(c)(d)	20,000,000	20,066,540
Kubota Credit Owner Trust Series 2024-2A Class A2, 5.45% 4/15/2027 (b)	6,750,000	6,793,733
Marlette Funding Trust Series 2023-3A Class A, 6.49% 9/15/2033 (b)	12,705	12,711
Marlette Funding Trust Series 2024-1A Class A, 5.95% 7/17/2034 (b)	782,509	785,855
Mercedes-Benz Auto Lease Trust Series 2024-A Class A2A, 5.44% 2/16/2027	22,726,000	22,829,574
Mercedes-Benz Auto Receivables Trust Series 2022-1 Class A3, 5.21% 8/16/2027	10,387,971	10,424,929
Mercedes-Benz Auto Receivables Trust Series 2024-1 Class A2A, 5.06% 5/17/2027	10,626,350	10,640,648
MMAF Equipment Finance LLC Series 2023-A Class A2, 5.79% 11/13/2026 (b)	7,362,155	7,396,021
Nissan Master Owner Tr Receivable Series 2024-A Class A, U.S. 30-Day Avg. SOFR Index + 0.67%, 5.4756% 2/15/2028 (b)(c)(d)	24,000,000	24,064,800
OneMain Direct Auto Receivables Trust Series 2021-1A Class A, 0.87% 7/14/2028 (b)	5,597,440	5,503,204
Oportun Funding Trust Series 2024-3 Class A, 5.26% 8/15/2029 (b)	3,201,638	3,202,453
Santander Drive Auto Receivables Trust Series 2024-3 Class A2, 5.91% 6/15/2027	12,573,834	12,625,088
SBNA Auto Lease Trust 2024-A Series 2024-A Class A2, 5.45% 1/20/2026 (b)	6,145,492	6,156,428
Sbna Auto Lease Trust Series 2024-B Class A2, 5.67% 11/20/2026 (b)	11,747,090	11,792,575
SBNA Auto Lease Trust Series 2024-C Class A2, 4.94% 11/20/2026 (b)	11,845,000	11,855,220
SFS Auto Receivables Securitization Trust Series 2023-1A Class A2A, 5.89% 3/22/2027 (b)	602,867	604,396
Sfs Auto Receivables Securitization Trust Series 2024-1A Class A2, 5.35% 6/21/2027 (b)	3,353,705	3,360,229
Sfs Auto Receivables Securitization Trust Series 2024-2A Class A2, 5.71% 10/20/2027 (b)	15,175,928	15,243,755
Sfs Auto Receivables Securitization Trust Series 2024-3A Class A2, 4.71% 5/22/2028 (b)	9,093,000	9,094,196
Tesla Auto Lease Trust 23-A Series 2023-A Class A2, 5.86% 8/20/2025 (b)	1,675,040	1,675,752
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/2026 (b)	7,780,000	7,808,664
Tesla Auto Lease Trust Series 2023-B Class A2, 6.02% 9/22/2025 (b)	1,508,011	1,510,016
Tesla Auto Lease Trust Series 2024-B Class A2A, 4.79% 1/20/2027 (b)	10,461,000	10,464,610
Tesla Electric Vehicle Trust Series 2023-1 Class A2A, 5.54% 12/21/2026 (b)	12,403,880	12,449,752
Tesla Series 2024-A Class A2A, 5.37% 6/22/2026 (b)	860,519	862,067
Toyota Auto Receivables 2021-D Owner Trust Series 2021-D Class A3, 0.71% 4/15/2026	665,628	659,456
Toyota Auto Receivables 2022-C Owner Tr Series 2022-C Class A3, 3.76% 4/15/2027	4,884,244	4,858,606
Toyota Auto Receivables Owner Trust Series 2023-A Class A2, 5.05% 1/15/2026	99,190	99,200
Toyota Auto Receivables Owner Trust Series 2023-A Class A3, 4.63% 9/15/2027	14,474,000	14,472,642
Toyota Auto Receivables Owner Trust Series 2023-C Class A2A, 5.6% 8/17/2026	6,421,885	6,436,905
Toyota Auto Receivables Owner Trust Series 2023-D Class A2A, 5.8% 11/16/2026	5,955,081	5,976,938
Toyota Auto Receivables Owner Trust Series 2024-B Class A2A, 5.41% 3/15/2027	18,920,885	18,987,812
Toyota Lease Owner Trust Series 2023-B Class A2A, 5.73% 4/20/2026 (b)	4,939,037	4,955,878
Toyota Lease Owner Trust Series 2023-B Class A3, 5.66% 11/20/2026 (b)	8,244,000	8,322,147
Toyota Lease Owner Trust Series 2024-A Class A2A, 5.33% 7/20/2026 (b)	11,483,776	11,502,141
Upstart Securitization Trust Series 2023-3 Class A, 6.9% 10/20/2033 (b)	5,032,423	5,084,969
Usaa Auto Owner Trust 2023-A Series 2023-A Class A2, 5.83% 7/15/2026 (b)	3,115,612	3,119,920
Verizon Master Trust Series 2022-2 Class A, 1.53% 7/20/2028	25,200,000	25,081,122
Verizon Master Trust Series 2022-4 Class A, 3.4% 11/20/2028 (c)	23,454,000	23,314,374
Verizon Master Trust Series 2023-5 Class A1A, 5.61% 9/8/2028	13,296,000	13,401,635
Volkswagen Auto Lease Trust Series 2023-A Class A2A, 5.87% 1/20/2026	7,303,682	7,317,064
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A2A, 5.5% 12/21/2026	5,348,862	5,361,531
Volkswagen Auto Loan Enhanced Trust Series 2024-1 Class A2A, 4.65% 11/22/2027	19,620,000	19,637,171
Volvo Financial Equipment LLC Series 2024-1A Class A2, 4.56% 5/17/2027 (b)	11,200,000	11,178,270
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	11,884,248	12,102,290
Wheels Fleet Lease Funding 1 LLC Series 2024-1A Class A2, 5.4405% 2/18/2039 (b)(c)	16,609,000	16,634,367
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A2, CME Term SOFR 1 month Index + 1%, 5.6105% 6/21/2039 (b)(c)(d)	9,216,000	9,243,529
WOART Series 2023-A Class A2A, 5.18% 7/15/2026	886,569	886,679
World Omni Auto Receivables Tr 2023-D Series 2023-D Class A2A, 5.91% 2/16/2027	4,279,099	4,297,766
World Omni Auto Receivables Tr Series 2021-D Class A3, 0.81% 10/15/2026	3,730,575	3,693,464
World Omni Auto Receivables Tr Series 2023-C Class A2A, 5.57% 12/15/2026	5,127,928	5,138,014
World Omni Auto Receivables Trust Series 2024-B Class A2A, 5.48% 9/15/2027	15,007,259	15,066,899
World Omni Automobile Lease Securitization Trst Series 2023-A Class A2A, 5.47% 11/17/2025	245,790	245,887
World Omni Automobile Lease Securitization Trust Series 2024-A Class A2A, 5.32% 2/16/2027	15,641,490	15,714,076
World Omni Select Auto Trust Series 2024-A Class A2A, 5.37% 2/15/2028	16,975,000	17,039,597
TOTAL UNITED STATES		1,487,974,734
TOTAL ASSET-BACKED SECURITIES (Cost $1,771,265,079)		1,778,739,322

Bank Notes - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
Goldman Sachs Bank USA/New York NY 0% 3/18/2027 (c) (Cost $23,541,856)	23,400,000	23,551,490

Collateralized Mortgage Obligations - 0.1%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.1%
CFMT LLC Series 2022-HB8 Class A, 3.75% 4/25/2025 (b)	3,412,250	3,385,975
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	2,499,908	2,431,789
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	346,307	339,698
Ocwen Loan Investment Trust Series 2024-HB1 Class A, 3% 2/25/2037 (b)	322,106	311,233
RMF Buyout Issuance Trust Series 2021-HB1 Class A, 1.2586% 11/25/2031 (b)	383,663	381,006
TOTAL UNITED STATES		6,849,701
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,808,731)		6,849,701

Commercial Mortgage Securities - 2.1%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Voya CLO Ltd Series 2024-2A Class AR, CME Term SOFR 3 month Index + 1.2%, 5.8174% 7/20/2032 (b)(c)(d)	18,000,000	18,032,436
UNITED STATES - 1.9%
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.76% 1/15/2039 (b)(c)(d)	2,450,460	2,440,525
BANK Series 2017-BNK5 Class ASB, 3.179% 6/15/2060	1,592,358	1,560,180
Benchmark Mortgage Trust Series 2018-B2 Class ASB, 3.7802% 2/15/2051	2,664,228	2,626,860
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.9514% 3/15/2041 (b)(c)(d)	2,606,000	2,607,629
BX Commercial Mortgage Trust Series 2022-LP2 Class A, CME Term SOFR 1 month Index + 1.0129%, 5.6222% 2/15/2039 (b)(c)(d)	6,555,463	6,547,283
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.3707% 12/9/2040 (b)(c)(d)	3,071,254	3,081,811
BX Commercial Mortgage Trust Series 2024-MDHS Class A, 6.2506% 5/15/2041 (b)(c)	9,003,331	9,031,466
BX Commercial Mortgage Trust Series 2024-XL5 Class A, CME Term SOFR 1 month Index + 1.3917%, 6.0009% 3/15/2041 (b)(c)(d)	18,932,697	18,985,946
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 5.5735% 11/15/2038 (b)(c)(d)	4,117,967	4,110,246
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.3594% 10/15/2026 (b)(c)(d)	3,653,893	3,635,624
BX Trust Series 2021-LBA Class AJV, CME Term SOFR 1 month Index + 0.9145%, 5.5245% 2/15/2036 (b)(c)(d)	591,000	590,824
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.3945% 6/15/2038 (b)(c)(d)	2,349,657	2,345,252
BX Trust Series 2022-GPA Class A, CME Term SOFR 1 month Index + 2.165%, 6.7743% 8/15/2039 (b)(c)(d)	1,078,875	1,079,886
BX Trust Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 6.0512% 4/15/2041 (b)(c)(d)	8,741,562	8,752,416
BX Trust Series 2024-XL4 Class A, CME Term SOFR 1 month Index + 1.442%, 6.0513% 2/15/2039 (b)(c)(d)	5,783,456	5,801,529
COMM Mortgage Trust Series 2017-CD4 Class ASB, 3.317% 5/10/2050	1,102,694	1,085,361
CSAIL Commercial Mortgage Trust Series 2017-CX10 Class ASB, 3.3269% 11/15/2050	985,506	971,740
DBJPM Mortgage Trust Series 2017-C6 Class ASB, 3.121% 6/10/2050	1,942,145	1,901,348
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.4255% 11/15/2038 (b)(c)(d)	6,587,332	6,562,630
GS Mortgage Securities Trust Series 2017-GS8 Class AAB, 3.313% 11/10/2050	1,221,203	1,199,140
JPMDB Commercial Mortgage Securities Trust Series 2016-C4 Class ASB, 2.9941% 12/15/2049	565,209	554,473
Life Financial Services Trust Series 2022-BMR2 Class A1, CME Term SOFR 1 month Index + 1.2952%, 5.9045% 5/15/2039 (b)(c)(d)	7,914,000	7,721,096
LIFE Mortgage Trust Series 2021-BMR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.4235% 3/15/2038 (b)(c)(d)	3,095,603	3,056,908
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.4245% 7/15/2038 (b)(c)(d)	2,275,000	2,267,891
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34 Class ASB, 3.354% 11/15/2052	2,827,043	2,772,103
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.6984% 10/15/2028 (b)(c)(d)	3,173,434	3,203,171
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.4546% 11/15/2038 (b)(c)(d)	5,130,699	5,126,904
UBS Commercial Mortgage Trust Series 2017-C4 Class ASB, 3.366% 10/15/2050	2,075,888	2,035,642
UBS Commercial Mortgage Trust Series 2017-C7 Class ASB, 3.586% 12/15/2050	4,742,420	4,666,151
Wells Fargo Commercial Mortgage Trust Series 2015-C28 Class A3, 3.29% 5/15/2048	8,127,496	8,071,452
Wells Fargo Commercial Mortgage Trust Series 2016-C32 Class A3FL, CME Term SOFR 1 month Index + 1.5345%, 6.145% 1/15/2059 (c)(d)	12,052,937	12,075,458
Wells Fargo Commercial Mortgage Trust Series 2017-C38 Class ASB, 3.261% 7/15/2050	900,623	886,160
Wells Fargo Commercial Mortgage Trust Series 2017-C42 Class ASB, 3.488% 12/15/2050	976,210	961,073
Wells Fargo Commercial Mortgage Trust Series 2024-GRP Class A, CME Term SOFR 1 month Index + 1.7913%, 6.4006% 10/15/2041 (b)(c)(d)	7,707,000	7,704,065
TOTAL UNITED STATES		146,020,243
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $163,643,619)		164,052,679

Non-Convertible Corporate Bonds - 47.2%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.6%
Financials - 0.3%
Banks - 0.3%
Commonwealth Bank of Australia U.S. SOFR Index + 0.46%, 5.0403% 11/27/2026 (b)(c)(d)	24,000,000	23,990,544
Materials - 0.3%
Metals & Mining - 0.3%
Glencore Funding LLC 1.625% 4/27/2026 (b)	24,782,000	23,725,034
TOTAL AUSTRALIA		47,715,578
CANADA - 3.2%
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Canadian Natural Resources Ltd 2.05% 7/15/2025	15,500,000	15,230,297
Enbridge Inc 2.5% 2/14/2025	21,300,000	21,186,472
		36,416,769
Financials - 2.4%
Banks - 2.4%
Bank of Montreal 0.949% 1/22/2027 (c)	20,600,000	19,729,308
Bank of Montreal 4.567% 9/10/2027 (c)	20,606,000	20,565,654
Bank of Montreal 5.92% 9/25/2025	18,000,000	18,178,061
Bank of Nova Scotia/The 5.45% 6/12/2025	24,400,000	24,502,070
Canadian Imperial Bank of Commerce U.S. SOFR Averages Index + 0.94%, 5.7022% 4/7/2025 (c)(d)	18,000,000	18,046,234
Royal Bank of Canada 5.069% 7/23/2027 (c)	30,425,000	30,616,055
Royal Bank of Canada U.S. SOFR Averages Index + 0.72%, 5.4526% 10/18/2027 (c)(d)	30,000,000	30,032,700
Toronto-Dominion Bank/The U.S. SOFR Index + 0.48%, 5.2288% 10/10/2025 (c)(d)	25,250,000	25,345,738
		187,015,820
Industrials - 0.3%
Ground Transportation - 0.3%
Canadian Pacific Railway Co 1.35% 12/2/2024	13,000,000	13,000,000
Canadian Pacific Railway Co 2.9% 2/1/2025	12,000,000	11,957,866
		24,957,866
TOTAL CANADA		248,390,455
CHINA - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP BV / NXP Funding LLC / NXP USA Inc 3.875% 6/18/2026	7,600,000	7,508,116
NXP BV / NXP Funding LLC 5.35% 3/1/2026	15,000,000	15,053,250

TOTAL CHINA		22,561,366
DENMARK - 0.5%
Financials - 0.5%
Banks - 0.5%
Danske Bank A/S 6.259% 9/22/2026 (b)(c)	27,404,000	27,673,433
Danske Bank A/S 6.466% 1/9/2026 (b)(c)	14,604,000	14,621,883

TOTAL DENMARK		42,295,316
FRANCE - 0.8%
Financials - 0.8%
Banks - 0.8%
BNP Paribas SA 1.323% 1/13/2027 (b)(c)	10,214,000	9,797,433
BPCE SA 2.375% 1/14/2025 (b)	7,962,000	7,937,735
BPCE SA U.S. SOFR Index + 0.57%, 5.317% 1/14/2025 (b)(c)(d)	9,396,000	9,400,421
Credit Agricole SA 1.247% 1/26/2027 (b)(c)	3,700,000	3,540,783
Societe Generale SA 2.625% 1/22/2025 (b)	13,000,000	12,955,977
Societe Generale SA U.S. SOFR Index + 1.05%, 5.7789% 1/21/2026 (b)(c)(d)	18,000,000	18,017,226

TOTAL FRANCE		61,649,575
GERMANY - 2.6%
Consumer Discretionary - 1.6%
Automobiles - 1.6%
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 5.3849% 8/13/2026 (b)(c)(d)	22,600,000	22,737,086
BMW US Capital LLC U.S. SOFR Averages Index + 0.84%, 5.6202% 4/1/2025 (b)(c)(d)	13,000,000	13,025,717
Mercedes-Benz Finance North America LLC 4.9% 1/9/2026 (b)	12,000,000	12,026,683
Mercedes-Benz Finance North America LLC U.S. SOFR Index + 0.63%, 5.3511% 7/31/2026 (b)(c)(d)	22,000,000	22,058,058
Volkswagen Group of America Finance LLC 3.35% 5/13/2025 (b)	6,200,000	6,152,808
Volkswagen Group of America Finance LLC 5.8% 9/12/2025 (b)	27,000,000	27,196,611
Volkswagen Group of America Finance LLC U.S. SOFR Index + 1.06%, 5.6385% 8/14/2026 (b)(c)(d)	21,978,000	22,028,711
		125,225,674
Financials - 0.6%
Capital Markets - 0.6%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (c)	25,200,000	24,502,248
Deutsche Bank AG/New York NY 6.119% 7/14/2026 (c)	20,901,000	21,050,032
		45,552,280
Industrials - 0.4%
Machinery - 0.4%
Daimler Truck Finance North America LLC 3.5% 4/7/2025 (b)	24,000,000	23,884,445
Daimler Truck Finance North America LLC 5.2% 1/17/2025 (b)	5,340,000	5,341,853
Daimler Truck Finance North America LLC U.S. SOFR Index + 0.75%, 5.6536% 12/13/2024 (b)(c)(d)	2,000,000	2,000,332
		31,226,630
TOTAL GERMANY		202,004,584
IRELAND - 1.0%
Financials - 0.8%
Banks - 0.3%
Bank of Ireland Group PLC 6.253% 9/16/2026 (b)(c)	23,195,000	23,389,977
Consumer Finance - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.5% 1/15/2025	3,365,000	3,358,757
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.45% 10/1/2025	21,000,000	20,937,802
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025	15,000,000	15,115,419
		39,411,978
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd 2.125% 2/21/2026 (b)	20,000,000	19,291,897
TOTAL IRELAND		82,093,852
JAPAN - 1.2%
Financials - 1.2%
Banks - 1.2%
Mitsubishi UFJ Financial Group Inc 3.837% 4/17/2026 (c)	12,000,000	11,942,560
Mizuho Financial Group Inc 2.651% 5/22/2026 (c)	16,000,000	15,832,882
Mizuho Financial Group Inc U.S. SOFR Index + 0.96%, 5.5301% 5/22/2026 (c)(d)	21,000,000	21,065,080
Sumitomo Mitsui Financial Group Inc 2.632% 7/14/2026	24,000,000	23,238,528
Sumitomo Mitsui Trust Bank Ltd U.S. SOFR Index + 1.12%, 6.064% 3/9/2026 (b)(c)(d)	25,000,000	25,200,086

TOTAL JAPAN		97,279,136
NETHERLANDS - 1.6%
Financials - 1.6%
Banks - 1.6%
ABN AMRO Bank NV U.S. SOFR Averages Index + 1.78%, 6.5969% 9/18/2027 (b)(c)(d)	17,900,000	18,238,523
Cooperatieve Rabobank UA 1.004% 9/24/2026 (b)(c)	19,741,000	19,111,970
Cooperatieve Rabobank UA 1.339% 6/24/2026 (b)(c)	19,644,000	19,241,693
Cooperatieve Rabobank UA/NY 4.333% 8/28/2026	20,000,000	19,964,834
ING Groep NV 1.726% 4/1/2027 (c)	21,004,000	20,125,463
ING Groep NV 3.869% 3/28/2026 (c)	30,500,000	30,382,399

TOTAL NETHERLANDS		127,064,882
NORWAY - 0.2%
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA 5.896% 10/9/2026 (b)(c)	11,900,000	11,993,003
SWEDEN - 0.1%
Financials - 0.1%
Banks - 0.1%
Swedbank AB U.S. SOFR Averages Index + 0.91%, 5.6757% 4/4/2025 (b)(c)(d)	11,081,000	11,103,051
SWITZERLAND - 1.3%
Financials - 1.3%
Capital Markets - 1.3%
UBS AG/London U.S. SOFR Index + 0.47%, 5.217% 1/13/2025 (b)(c)(d)	24,000,000	24,001,275
UBS AG/Stamford CT U.S. SOFR Averages Index + 1.26%, 5.8331% 2/21/2025 (c)(d)	14,000,000	14,032,127
UBS Group AG 1.364% 1/30/2027 (b)(c)	25,000,000	23,970,418
UBS Group AG 2.193% 6/5/2026 (b)(c)	6,300,000	6,209,309
UBS Group AG 3.75% 3/26/2025	12,000,000	11,955,463
UBS Group AG 6.373% 7/15/2026 (b)(c)	22,000,000	22,174,062

TOTAL SWITZERLAND		102,342,654
UNITED KINGDOM - 3.0%
Consumer Staples - 0.4%
Tobacco - 0.4%
BAT International Finance PLC 1.668% 3/25/2026	6,815,000	6,544,625
Reynolds American Inc 4.45% 6/12/2025	24,850,000	24,802,138
		31,346,763
Financials - 2.4%
Banks - 2.4%
Barclays PLC 2.852% 5/7/2026 (c)	40,239,000	39,854,107
Barclays PLC 3.65% 3/16/2025	10,000,000	9,961,203
Barclays PLC 5.304% 8/9/2026 (c)	27,658,000	27,704,758
Barclays PLC 7.325% 11/2/2026 (c)	20,926,000	21,347,632
HSBC Holdings PLC 1.645% 4/18/2026 (c)	8,000,000	7,899,434
HSBC Holdings PLC 2.999% 3/10/2026 (c)	16,000,000	15,909,833
HSBC Holdings PLC 4.18% 12/9/2025 (c)	15,000,000	14,996,312
HSBC Holdings PLC 4.292% 9/12/2026 (c)	8,000,000	7,960,916
Lloyds Banking Group PLC 3.511% 3/18/2026 (c)	8,000,000	7,962,085
Lloyds Banking Group PLC U.S. SOFR Averages Index + 1.56%, 6.2433% 8/7/2027 (c)(d)	18,000,000	18,231,822
NatWest Group PLC 7.472% 11/10/2026 (c)	7,101,000	7,259,851
NatWest Markets PLC U.S. SOFR Index + 1.45%, 6.2409% 3/22/2025 (b)(c)(d)	11,324,000	11,364,800
		190,452,753
Industrials - 0.2%
Aerospace & Defense - 0.2%
BAE Systems Holdings Inc 3.85% 12/15/2025 (b)	12,550,000	12,392,525
TOTAL UNITED KINGDOM		234,192,041
UNITED STATES - 30.8%
Communication Services - 1.0%
Media - 0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908% 7/23/2025	15,000,000	14,991,963
Warnermedia Holdings Inc 3.638% 3/15/2025	23,000,000	22,903,342
Warnermedia Holdings Inc 3.788% 3/15/2025	12,326,000	12,276,307
		50,171,612
Wireless Telecommunication Services - 0.4%
T-Mobile USA Inc 3.5% 4/15/2025	28,150,000	28,001,573
Consumer Discretionary - 2.7%
Automobiles - 1.8%
American Honda Finance Corp 4.95% 1/9/2026	13,259,000	13,306,421
American Honda Finance Corp U.S. SOFR Index + 0.45%, 5.3035% 6/13/2025 (c)(d)	23,000,000	23,014,366
American Honda Finance Corp U.S. SOFR Index + 0.55%, 5.1579% 5/11/2026 (c)(d)	22,000,000	21,995,140
General Motors Financial Co Inc 2.75% 6/20/2025	14,573,000	14,396,457
General Motors Financial Co Inc 2.9% 2/26/2025	14,000,000	13,925,923
General Motors Financial Co Inc 4% 1/15/2025	12,000,000	11,983,075
General Motors Financial Co Inc U.S. SOFR Averages Index + 1.3%, 6.0622% 4/7/2025 (c)(d)	13,000,000	13,036,896
Hyundai Capital America 5.45% 6/24/2026 (b)	13,511,000	13,624,249
Hyundai Capital America 5.8% 6/26/2025 (b)	16,468,000	16,547,139
		141,829,666
Distributors - 0.3%
Genuine Parts Co 1.75% 2/1/2025	20,000,000	19,895,850
Household Durables - 0.1%
Lennar Corp 4.75% 5/30/2025	7,237,000	7,226,385
Leisure Products - 0.3%
Mattel Inc 5.875% 12/15/2027 (b)	21,570,000	21,622,631
Specialty Retail - 0.2%
Home Depot Inc/The U.S. SOFR Index + 0.33%, 5.1528% 12/24/2025 (c)(d)	17,610,000	17,644,833
TOTAL CONSUMER DISCRETIONARY		208,219,365

Consumer Staples - 1.2%
Consumer Staples Distribution & Retail - 0.5%
Dollar General Corp 4.15% 11/1/2025	22,776,000	22,598,694
Dollar Tree Inc 4% 5/15/2025	15,923,000	15,846,369
		38,445,063
Food Products - 0.3%
The Campbell's Company 3.3% 3/19/2025	9,000,000	8,954,975
The Campbell's Company 3.95% 3/15/2025	9,355,000	9,323,952
The Campbell's Company 5.3% 3/20/2026	3,502,000	3,524,791
		21,803,718
Personal Care Products - 0.1%
Kenvue Inc 5.5% 3/22/2025	13,500,000	13,523,885
Tobacco - 0.3%
Altria Group Inc 2.35% 5/6/2025	24,328,000	24,063,269
TOTAL CONSUMER STAPLES		97,835,935

Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Columbia Pipeline Group Inc 4.5% 6/1/2025	7,500,000	7,472,501
DCP Midstream Operating LP 5.375% 7/15/2025	12,000,000	12,019,916
Energy Transfer LP 2.9% 5/15/2025	13,365,000	13,237,351
Energy Transfer LP 4.05% 3/15/2025	12,200,000	12,159,642
Marathon Petroleum Corp 4.7% 5/1/2025	23,000,000	22,973,250
MPLX LP 4.875% 12/1/2024	13,697,000	13,697,000
Phillips 66 3.85% 4/9/2025	23,000,000	22,905,809
Spectra Energy Partners LP 3.5% 3/15/2025	24,000,000	23,895,691
Transcontinental Gas Pipe Line Co LLC 7.85% 2/1/2026	15,300,000	15,711,739
Western Gas Partners LP 3.1% 2/1/2025 (g)	18,000,000	17,926,481
Williams Cos Inc/The 3.9% 1/15/2025	6,000,000	5,991,555
		167,990,935
Financials - 16.8%
Banks - 9.0%
Bank of America Corp 1.53% 12/6/2025 (c)	15,000,000	14,993,173
Bank of America Corp 1.658% 3/11/2027 (c)	23,000,000	22,101,397
Bank of America Corp 2.015% 2/13/2026 (c)	14,705,000	14,616,758
Bank of America Corp 3.366% 1/23/2026 (c)	24,000,000	23,939,591
Bank of America Corp 3.384% 4/2/2026 (c)	20,000,000	19,896,958
Bank of America NA 5.65% 8/18/2025	20,000,000	20,133,589
Capital One NA 2.28% 1/28/2026 (c)	15,000,000	14,930,989
Citibank NA 5.864% 9/29/2025	18,750,000	18,918,702
Citibank NA U.S. SOFR Index + 0.708%, 5.3355% 8/6/2026 (c)(d)	23,000,000	23,081,397
Citigroup Inc 2.014% 1/25/2026 (c)	30,000,000	29,858,162
Citigroup Inc 3.29% 3/17/2026 (c)	24,000,000	23,882,113
Citigroup Inc 5.61% 9/29/2026 (c)	22,000,000	22,131,886
Citigroup Inc U.S. SOFR Index + 0.694%, 5.4004% 1/25/2026 (c)(d)	17,500,000	17,508,908
JPMorgan Chase & Co 1.04% 2/4/2027 (c)	7,900,000	7,561,710
JPMorgan Chase & Co 1.045% 11/19/2026 (c)	20,000,000	19,304,946
JPMorgan Chase & Co 1.561% 12/10/2025 (c)	9,000,000	8,992,291
JPMorgan Chase & Co 1.578% 4/22/2027 (c)	16,500,000	15,788,154
JPMorgan Chase & Co 5.546% 12/15/2025 (c)	26,000,000	26,002,534
JPMorgan Chase & Co U.S. SOFR Index + 0.92%, 5.4945% 2/24/2026 (c)(d)	15,958,000	15,984,969
JPMorgan Chase & Co U.S. SOFR Index + 1.32%, 6.0221% 4/26/2026 (c)(d)	14,956,000	15,020,723
Morgan Stanley Bank NA 5.479% 7/16/2025	20,000,000	20,096,349
Morgan Stanley Bank NA U.S. SOFR Index + 0.685%, 5.4176% 10/15/2027 (c)(d)	24,500,000	24,514,676
PNC Financial Services Group Inc/The 4.758% 1/26/2027 (c)	15,700,000	15,694,601
PNC Financial Services Group Inc/The 5.102% 7/23/2027 (c)	23,000,000	23,128,629
Santander Holdings USA Inc 3.45% 6/2/2025	18,992,000	18,831,032
Santander Holdings USA Inc 4.5% 7/17/2025	23,000,000	22,913,725
Truist Financial Corp 4.26% 7/28/2026 (c)	15,003,000	14,955,485
Truist Financial Corp 5.9% 10/28/2026 (c)	23,500,000	23,713,913
Truist Financial Corp 6.047% 6/8/2027 (c)	19,300,000	19,638,635
US Bancorp 1.45% 5/12/2025	15,000,000	14,780,605
US Bancorp 5.727% 10/21/2026 (c)	23,300,000	23,474,541
Wells Fargo & Co 2.164% 2/11/2026 (c)	8,000,000	7,956,762
Wells Fargo & Co 2.188% 4/30/2026 (c)	23,600,000	23,341,606
Wells Fargo & Co 3.196% 6/17/2027 (c)	24,200,000	23,607,448
Wells Fargo & Co 4.54% 8/15/2026 (c)	20,340,000	20,292,182
Wells Fargo & Co U.S. SOFR Index + 1.32%, 6.0264% 4/25/2026 (c)(d)	13,951,000	14,004,994
Wells Fargo Bank NA U.S. SOFR Index + 0.8%, 5.4714% 8/1/2025 (c)(d)	15,000,000	15,049,286
		700,643,419
Capital Markets - 4.1%
Athene Global Funding 2.55% 6/29/2025 (b)	26,417,000	26,059,544
Athene Global Funding 4.86% 8/27/2026 (b)	15,000,000	14,969,552
Athene Global Funding 5.684% 2/23/2026 (b)	20,000,000	20,162,636
Athene Global Funding U.S. SOFR Averages Index + 0.715%, 5.4772% 1/7/2025 (b)(c)(d)	20,600,000	20,602,353
Bank of New York Mellon Corp/The 4.414% 7/24/2026 (c)	10,226,000	10,193,993
Bank of New York Mellon/The U.S. SOFR Index + 0.45%, 5.3035% 3/13/2026 (c)(d)	12,722,000	12,725,943
GA Global Funding Trust 3.85% 4/11/2025 (b)	8,646,000	8,609,082
Goldman Sachs Group Inc/The 0.855% 2/12/2026 (c)	22,000,000	21,827,831
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (c)	25,000,000	24,071,204
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (c)	14,873,000	14,251,497
Moody's Corp 3.75% 3/24/2025	17,919,000	17,854,418
Morgan Stanley 1.593% 5/4/2027 (c)	27,400,000	26,181,281
Morgan Stanley 2.188% 4/28/2026 (c)	31,016,000	30,680,771
Morgan Stanley 2.63% 2/18/2026 (c)	22,000,000	21,892,877
Morgan Stanley U.S. SOFR Index + 0.509%, 5.2137% 1/22/2025 (c)(d)	9,000,000	9,001,374
State Street Bank & Trust Co U.S. SOFR Index + 0.46%, 5.0345% 11/25/2026 (c)(d)	14,352,000	14,357,396
State Street Corp 2.901% 3/30/2026 (c)	12,000,000	11,921,395
State Street Corp 5.104% 5/18/2026 (c)	12,160,000	12,177,655
		317,540,802
Consumer Finance - 2.3%
Ally Financial Inc 4.625% 3/30/2025	17,935,000	17,900,578
American Express Co 4.99% 5/1/2026 (c)	24,000,000	24,016,173
American Express Co 6.338% 10/30/2026 (c)	23,355,000	23,684,733
American Express Co U.S. SOFR Averages Index + 0.93%, 5.8563% 3/4/2025 (c)(d)	20,000,000	20,020,897
Capital One Financial Corp 2.636% 3/3/2026 (c)	24,000,000	23,852,080
Toyota Motor Credit Corp 5.6% 9/11/2025	19,000,000	19,145,263
Toyota Motor Credit Corp U.S. SOFR Averages Index + 0.45%, 5.2018% 4/10/2026 (c)(d)	29,800,000	29,807,822
Toyota Motor Credit Corp U.S. SOFR Index + 0.77%, 5.3882% 8/7/2026 (c)(d)	22,559,000	22,700,242
		181,127,788
Financial Services - 1.0%
CNH Industrial Capital LLC 3.95% 5/23/2025	10,000,000	9,954,684
CNH Industrial Capital LLC 5.45% 10/14/2025	22,742,000	22,876,174
Corebridge Financial Inc 3.5% 4/4/2025	32,000,000	31,839,430
Fiserv Inc 3.85% 6/1/2025	12,200,000	12,123,866
		76,794,154
Insurance - 0.4%
Equitable Financial Life Global Funding 1% 1/9/2026 (b)	20,200,000	19,389,470
Protective Life Global Funding U.S. SOFR Index + 0.98%, 5.7617% 3/28/2025 (b)(c)(d)	13,000,000	13,030,566
		32,420,036
TOTAL FINANCIALS		1,308,526,199

Health Care - 2.3%
Biotechnology - 0.5%
Amgen Inc 5.25% 3/2/2025	39,415,000	39,443,417
Health Care Providers & Services - 1.7%
CVS Health Corp 4.1% 3/25/2025	24,000,000	23,936,011
CVS Health Corp 5% 2/20/2026	17,156,000	17,176,163
Elevance Health Inc 3.35% 12/1/2024	18,263,000	18,263,000
HCA Inc 5.25% 6/15/2026	11,731,000	11,761,765
HCA Inc 5.375% 2/1/2025	23,075,000	23,072,053
HCA Inc 5.875% 2/15/2026	30,900,000	31,140,205
Humana Inc 4.5% 4/1/2025	6,231,000	6,222,529
		131,571,726
Pharmaceuticals - 0.1%
Bristol-Myers Squibb Co U.S. SOFR Index + 0.49%, 5.0632% 2/20/2026 (c)(d)	10,569,000	10,587,233
TOTAL HEALTH CARE		181,602,376

Industrials - 0.5%
Aerospace & Defense - 0.3%
Boeing Co 4.875% 5/1/2025	21,699,000	21,673,272
Trading Companies & Distributors - 0.2%
Air Lease Corp 3.25% 3/1/2025	13,926,000	13,863,344
TOTAL INDUSTRIALS		35,536,616

Information Technology - 1.0%
Electronic Equipment, Instruments & Components - 0.4%
Dell International LLC / EMC Corp 6.02% 6/15/2026	30,600,000	31,068,265
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology Inc 4.975% 2/6/2026	8,000,000	8,008,794
Software - 0.4%
Oracle Corp 2.5% 4/1/2025	30,600,000	30,352,773
Technology Hardware, Storage & Peripherals - 0.1%
Hewlett Packard Enterprise Co 4.45% 9/25/2026	10,880,000	10,832,872
TOTAL INFORMATION TECHNOLOGY		80,262,704

Materials - 0.8%
Chemicals - 0.8%
Celanese US Holdings LLC 6.05% 3/15/2025	30,000,000	30,042,862
Eastman Chemical Co 3.8% 3/15/2025	1,944,000	1,936,502
International Flavors & Fragrances Inc 1.23% 10/1/2025 (b)	25,000,000	24,241,328
		56,220,692
Containers & Packaging - 0.0%
Sonoco Products Co 4.45% 9/1/2026	3,871,000	3,847,608
TOTAL MATERIALS		60,068,300

Real Estate - 0.8%
Health Care REITs - 0.4%
Alexandria Real Estate Equities Inc 3.45% 4/30/2025	21,500,000	21,379,776
Ventas Realty LP 2.65% 1/15/2025	12,000,000	11,963,343
		33,343,119
Retail REITs - 0.1%
Kite Realty Group Trust 4% 3/15/2025	10,773,000	10,736,796
Specialized REITs - 0.3%
American Tower Corp 1.3% 9/15/2025	23,000,000	22,352,820
TOTAL REAL ESTATE		66,432,735

Utilities - 1.6%
Electric Utilities - 0.6%
Exelon Corp 3.4% 4/15/2026	8,680,000	8,534,482
Pacific Gas and Electric Co 3.5% 6/15/2025	5,750,000	5,701,360
Pacific Gas and Electric Co U.S. SOFR Averages Index + 0.95%, 5.8548% 9/4/2025 (c)(d)	29,900,000	29,966,351
Vistra Operations Co LLC 5.05% 12/30/2026 (b)(e)	5,422,000	5,429,855
		49,632,048
Independent Power and Renewable Electricity Producers - 0.2%
Constellation Energy Generation LLC 3.25% 6/1/2025	12,500,000	12,386,700
Multi-Utilities - 0.8%
Dominion Energy Inc 3.3% 3/15/2025	11,936,000	11,879,007
DTE Energy Co 1.05% 6/1/2025	12,700,000	12,463,141
Puget Energy Inc 3.65% 5/15/2025	19,454,000	19,320,220
Sempra 3.3% 4/1/2025	16,000,000	15,915,326
WEC Energy Group Inc 5% 9/27/2025	6,000,000	6,014,402
		65,592,096
TOTAL UTILITIES		127,610,844

TOTAL UNITED STATES		2,412,259,194
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $3,688,946,491)		3,702,944,687

Commercial Paper - 2.1%
	Yield (%) (h)	Principal Amount (a)	Value ($)
Bank of Montreal U.S. SOFR Index + 0.35%, 4.93% 8/7/2025 (c)(d)	4.93	26,600,000	26,618,969
BofA Securities Inc U.S. SOFR Index + 0.39%, 4.96% 11/21/2025 (c)(d)	4.96	19,800,000	19,800,010
BofA Securities Inc U.S. SOFR Index + 0.4%, 4.98% 10/17/2025 (c)(d)	4.98	23,000,000	22,999,726
HSBC USA Inc 4.8% 8/15/2025	5.05	26,600,000	25,723,535
HSBC USA Inc 5.52% 6/6/2025	5.85	26,600,000	25,952,737
Royal Bank of Canada U.S. SOFR Index + 0.35%, 4.93% 7/9/2025 (c)(d)	4.93	26,500,000	26,518,001
Toronto-Dominion Bank/The U.S. SOFR Index + 0.35%, 4.93% 10/3/2025 (c)(d)	4.93	20,000,000	20,005,034
TOTAL COMMERCIAL PAPER (Cost $167,425,796)			167,618,012

U.S. Treasury Obligations - 21.2%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/2/2025	5.25	185,000,000	184,283,923
US Treasury Bills 0% 3/13/2025	4.63 to 4.64	86,000,000	84,944,409
US Treasury Notes 3.5% 9/30/2026	4.24	80,000,000	79,003,125
US Treasury Notes 4.125% 1/31/2025 (i)	3.95 to 5.13	336,500,000	336,245,872
US Treasury Notes 4.25% 1/31/2026	4.16 to 5.02	575,100,000	574,538,380
US Treasury Notes 4.75% 7/31/2025	4.54 to 5.06	403,000,000	403,743,031
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,661,236,812)			1,662,758,740

Certificates of Deposit - 3.8%
	Yield (%) (h)	Principal Amount (a)	Value ($)
Bank of Nova Scotia/Houston yankee U.S. SOFR Index + 0.35%, 4.92% 10/10/2025 (c)(d)	4.92	23,000,000	23,006,939
Canadian Imperial Bank of Commerce/New York NY yankee U.S. SOFR Index + 0.35%, 4.92% 9/23/2025 (c)(d)	4.92	20,000,000	20,009,884
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.38%, 4.95% 7/23/2025 (c)(d)	4.95	26,500,000	26,519,994
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.38%, 4.95% 9/9/2025 (c)(d)	4.95	23,200,000	23,198,279
Mitsubishi UFJ Trust & Banking Corp/NY yankee U.S. SOFR Index + 0.4%, 4.97% 11/12/2025 (c)(d)	4.97	23,000,000	23,005,725
Mizuho Bank Ltd/New York NY yankee U.S. SOFR Index + 0.35%, 4.92% 11/17/2025 (c)(d)	4.92	19,800,000	19,799,829
State Street Bank & Trust Co U.S. SOFR Index + 0.32%, 4.89% 11/17/2025 (c)(d)	4.89	19,800,000	19,799,830
Sumitomo Mitsui Banking Corp/New York yankee U.S. SOFR Index + 0.22%, 4.79% 1/22/2025 (c)(d)	4.79	26,500,000	26,503,848
Sumitomo Mitsui Banking Corp/New York yankee U.S. SOFR Index + 0.35%, 4.92% 11/18/2025 (c)(d)	4.92	19,800,000	19,799,962
Sumitomo Mitsui Trust Bank Ltd/ New York yankee U.S. SOFR Index + 0.29%, 4.86% 4/14/2025 (c)(d)	4.86	26,500,000	26,510,789
Sumitomo Mitsui Trust Bank Ltd/ New York yankee U.S. SOFR Index + 0.35%, 4.92% 11/19/2025 (c)(d)	4.92	19,800,000	19,799,855
Svenska Handelsbanken/New York NY yankee U.S. SOFR Index + 0.35%, 4.92% 7/15/2025 (c)(d)	4.92	26,500,000	26,519,456
Toronto-Dominion Bank/NY yankee U.S. Federal Fund Daily Rate + 0.4%, 4.98% 8/22/2025 (c)(d)	4.98	26,500,000	26,527,353
TOTAL CERTIFICATES OF DEPOSIT (Cost $300,900,000)			301,001,743

Money Market Funds - 4.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.64	39,722,058	39,730,003
Fidelity Securities Lending Cash Central Fund (f)(j)	4.64	325,598,690	325,631,250
TOTAL MONEY MARKET FUNDS (Cost $365,361,253)			365,361,253

TOTAL INVESTMENT IN SECURITIES - 104.2% (Cost $8,149,129,637)	8,172,877,627
NET OTHER ASSETS (LIABILITIES) - (4.2)%	(329,172,253)
NET ASSETS - 100.0%	7,843,705,374

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,863,430,226 or 23.8% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Investment made with cash collateral received from securities on loan.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security is on loan at period end.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	329,118,148	870,927,045	1,160,315,190	3,350,226	-	-	39,730,003	0.1%
Fidelity Securities Lending Cash Central Fund	-	1,661,422,810	1,335,791,560	32,511	-	-	325,631,250	1.2%
Total	329,118,148	2,532,349,855	2,496,106,750	3,382,737	-	-	365,361,253

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Commercial Paper, U.S. Treasury Obligations, Certificates of Deposit, Bank Notes and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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